Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles, or U.S. GAAP. The consolidated financial statements include our wholly-owned and controlled subsidiaries. All intercompany balances and transactions between our wholly-owned and controlled subsidiaries have been eliminated in consolidation. As discussed in Note 3, we completed several acquisitions during the years ended December 31, 2016, 2015 and 2014 and have included the financial results of these companies in the consolidated financial statements effective from the respective acquisition dates. As discussed in Note 16, we completed the initial public offering, or IPO, of our wholly-owned subsidiary Euronext N.V., or Euronext, in June 2014 and completed the sales of Wombat in July 2014 and NYFIX and Metabit in September 2014, and have included the financial results of these companies in discontinued operations in the consolidated financial statements.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires our management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.
Comprehensive Income
Other comprehensive income includes changes in unrealized gains and losses on financial instruments classified as available-for-sale, changes in fair value of net investment hedges, foreign currency translation adjustments, income from equity method investments, and amortization of the difference in the projected benefit obligation and the accumulated benefit obligation associated with benefit plan liabilities, net of tax.
Non-controlling Interest
For those consolidated subsidiaries in which our ownership is less than 100% and for which we have control over the assets and liabilities and the management of the entity, the outside stockholders’ interests are shown as non-controlling interests. For instances where outside stockholders’ hold an option to require us to repurchase the outside stockholders’ interest, these interests are shown as redeemable non-controlling interests.
Segment and Geographic Information
We operated as a single reportable business segment as of December 31, 2015 but began operating as two operating segments in the first quarter of 2016 following our acquisition of Interactive Data. As of December 31, 2016, we continue to operate as two business segments: our Trading and Clearing segment and our Data and Listings segment. This presentation is reflective of how our chief operating decision maker reviews and operates our business. Our Trading and Clearing segment comprises our transaction-based execution and clearing businesses. Our Data and Listings segment comprises our subscription-based data services and securities listings businesses. The majority of our identifiable assets are located in the U.S. and U.K.
Cash and Cash Equivalents
We consider all short-term, highly liquid investments with original maturities at the purchase date of three months or less to be cash equivalents.
Short-Term and Long-Term Restricted Cash and Investments
We classify all cash and cash equivalents and investments that are not available for immediate or general business use by us as restricted in the accompanying consolidated balance sheets (Note 4). The restricted cash would include cash set aside due to regulatory requirements, earmarked for specific purposes, or restricted by specific agreements.
Short-Term and Long-Term Investments
We periodically invest a portion of our cash in excess of short-term operating needs in term deposits and investment-grade marketable debt securities, including government or government sponsored agencies and corporate debt securities (Note 5). These investments are classified as available-for-sale in accordance with U.S. GAAP. We do not have any investments classified as held-to-maturity or trading. Additionally, we classify equity and fixed income mutual funds, held for the purpose of providing future payments for the supplemental executive savings plan and a component of the supplemental executive retirement plan, as available-for-sale securities. Available-for-sale investments are carried at their fair value using primarily quoted prices in active markets for identical securities, with unrealized gains and losses, net of deferred income taxes, reported as a component of accumulated other comprehensive income. Realized gains and losses, and declines in value deemed to be other-than-temporary on available-for-sale investments, are recognized currently in earnings. The cost of securities sold is based on the specific identification method. Investments that we intend to hold for more than one year are classified as long-term investments in the accompanying consolidated balance sheets.
Cost and Equity Method Investments
We use the cost method to account for a non-marketable equity investment in an entity that we do not control and for which we do not have the ability to exercise significant influence over an entity’s operating and financial policies. When we do not have a controlling financial interest in an entity but exercise significant influence over the entity's operating and financial policies, such investment is accounted for using the equity method. We account for our investments in MERSCORP Holdings, Inc., or MERS, and Options Clearing Corporation, or OCC, as equity method investments. We recognized $25 million, $6 million and $25 million in equity income related to these investments during the years ended December 31, 2016, 2015 and 2014, respectively, as other income. We recognize dividend income when declared as a reduction in the carrying value of our equity method investments. Cost and equity method investments were $208 million and $116 million as of December 31, 2016 and 2015, respectively, and are classified as other non-current assets in the accompanying consolidated balance sheets. The increase in the cost and equity method investments during the year ended December 31, 2016 is primarily due to our investment in MERS.
Margin Deposits and Guaranty Funds
Original margin, variation margin and guaranty funds held by our clearing houses for clearing members may be in the form of cash, government obligations, certain agency and corporate debt or gold (Note 12). Cash original margin, variation margin and guaranty fund deposits are reflected in the accompanying consolidated balance sheets as current assets and current liabilities. The amount of margin deposits on hand will fluctuate over time as a result of, among other things, the extent of open positions held at any point in time by market participants in contracts and the margin rates then in effect for such contracts. Non-cash original margin and guaranty fund deposits are not reflected in the accompanying consolidated balance sheets as the risks and rewards of these assets remain with the clearing members unless the clearing houses have sold or re-pledged the assets or in the event of a clearing member default, where the clearing member is no longer entitled to redeem the assets. Any income, gain or loss accrues to the clearing members.
Property and Equipment
Property and equipment is recorded at cost, reduced by accumulated depreciation (Note 6). Depreciation and amortization expense related to property and equipment is computed using the straight-line method based on estimated useful lives of the assets, or in the case of leasehold improvements, the shorter of the initial lease term or the estimated useful life of the improvement. We review the remaining estimated useful lives of our property and equipment at each balance sheet date and will make adjustments to the estimated remaining useful lives whenever events or changes in circumstances indicate that the remaining useful lives have changed. Gains on disposals of property and equipment are included in other income and losses on disposals of property and equipment are included in depreciation expense. Maintenance and repair costs are expensed as incurred.
Allowance for Doubtful Accounts
The allowance for doubtful accounts is maintained at a level that we believe to be sufficient to absorb probable losses in our accounts receivable portfolio. The allowance is based on several factors, including a continuous assessment of the collectability of each account. In circumstances where a specific customer's inability to meet its financial obligations is known, we record a specific provision for bad debts against amounts due to reduce the receivable to the amount we reasonably believe will be collected. Accounts receivable are written off against the allowance for doubtful accounts when collection efforts cease. A reconciliation of the beginning and ending amount of allowance for doubtful accounts is as follows for the years ended December 31, 2016, 2015 and 2014 (in millions):

	Year Ended December 31,
	2016	2015	2014
Beginning balance of allowance for doubtful accounts	$2	$1	$1
Bad debt expense	5	2	1
Charge-offs	—	(1)	(1)
Ending balance of allowance for doubtful accounts	$7	$2	$1

Bad debt expense in the table above is based on our historical collection experiences and our assessment of the collectability of specific accounts. Charge-offs in the table above represent the write-off of uncollectible receivables, net of recoveries. These lines also include the impact of foreign currency translation adjustments.
Software Development Costs
We capitalize costs, both internal and external direct and incremental costs, related to software developed or obtained for internal use in accordance with U.S. GAAP. Software development costs incurred during the preliminary or maintenance project stages are expensed as incurred, while costs incurred during the application development stage are capitalized and are amortized using the straight-line method over the useful life of the software, not to exceed three years (except for Interactive Data's and NYSE's new platforms, which have eight year useful lives). Amortization of these capitalized costs begins only when the software becomes ready for its intended use. General and administrative costs related to developing or obtaining such software are expensed as incurred.
Accrued Employee Benefits
We have a defined benefit pension plan and other postretirement benefit plans, or collectively the “benefit plans”, covering certain of our U.S. operations. The benefit accrual for the pension plan is frozen. We recognize the funded status of the benefit plans in the consolidated balance sheets, measure the fair value of plan assets and benefit obligations as of the date of our fiscal year-end, and provide additional disclosures in the footnotes to the consolidated financial statements (Note 14).
Benefit plan costs and liabilities are dependent on assumptions used in calculating such amounts. These assumptions include discount rates, health care cost trend rates, benefits earned, interest cost, expected return on assets, mortality rates and other factors. Actual results that differ from the assumptions are accumulated and amortized over future periods and, therefore, generally affect recognized expense and the recorded obligation in future periods. We immediately recognize in the consolidated statements of income certain of these unrecognized amounts when triggering events occur, such as when a settlement of pension obligations in excess of total interest and service costs occurs. While we believe that the assumptions used are appropriate, differences in actual experience or changes in assumptions may affect our pension and other post-retirement obligations and future expense recognized.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill represents the excess of the purchase price of our acquisitions over the fair value of identifiable net assets acquired, including other identified intangible assets (Note 7). We recognize specifically identifiable intangibles when a specific right or contract is acquired. Goodwill has been allocated to reporting units for purposes of impairment testing based on the portion of synergy, cost savings and other expected future cash flows expected to benefit the reporting units at the time of the acquisition. We test our goodwill for impairment at the reporting unit level. The reporting units identified for our goodwill testing are the futures, data and listings, cash and CDS reporting units. Goodwill impairment testing is performed annually in the fiscal fourth quarter or more frequently if conditions exist that indicate that the asset may be impaired.
We also evaluate indefinite-lived intangible assets for impairment annually in our fiscal fourth quarter or more frequently if conditions exist that indicate that the asset may be impaired. Such evaluation includes either applying the optional qualitative screen to determine if it is not more likely than not that the fair value of the asset continues to exceed its carrying value or determining the fair value of the asset and comparing the fair value of the asset to its carrying value. If the fair value of the indefinite-lived intangible asset is less than its carrying value, an impairment loss is recognized in an amount equal to the difference.
For both goodwill and indefinite lived impairment testing, we have the option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit or indefinite lived intangible asset is less than its carrying amount. If we conclude that this is the case, we must perform additional testing of the asset or reporting unit. Otherwise, no further testing is necessary.
We did not record an impairment charge related to goodwill or indefinite lived intangible assets during the years ended December 31, 2016, 2015 or 2014.
Impairment of Long-Lived Assets and Finite-Lived Intangible Assets
We review our property and equipment and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable. To analyze recoverability, we project undiscounted net future cash flows over the remaining life of such assets. If these projected cash flows are less than the carrying amount, an impairment indicator would exist. The impairment loss is measured based upon the difference between the carrying amount and the fair value of the assets. Finite-lived intangible assets are generally amortized on a straight-line basis or using an accelerated method over the lesser of their contractual or estimated useful lives.
In August 2016, we sold certain of Creditex’s U.S. voice brokerage operations to Tullett Prebon. During the third quarter of 2016, we discontinued Creditex’s U.K. voice brokerage operations and an impairment of the asset was recorded as amortization expense in September 2016 for $33 million (Note 7).
Derivatives and Hedging Activity
We may use derivative instruments to limit exposure to changes in foreign currency exchange rates. All derivatives are required to be recorded at fair value in the accompanying consolidated balance sheets. Changes in the fair value of such derivative financial instruments are recognized in net income as they are not designated as hedges under U.S. GAAP.
From time to time, we may hedge the foreign currency translation of certain net investments by designating all or a portion of certain financial liabilities denominated in the same currency in accordance with U.S. GAAP. We entered into foreign currency hedging transactions during years ended December 31, 2016, 2015 and 2014 as economic hedges to help mitigate a portion of our foreign exchange risk exposure. During the year ended December 31, 2014, we recognized a loss of $21 million as a component of income from discontinued operations upon discontinuance of the net investment hedge in connection with the IPO of Euronext.
Intellectual Property
All costs related to internally developed patents and trademarks are expensed as incurred. All costs related to purchased patents, trademarks and internet domain names are recorded as other intangible assets and are amortized on a straight-line basis over their estimated useful lives. All costs related to licensed patents are capitalized and amortized on a straight-line basis over the term of the license.
Income Taxes
We recognize income taxes under the liability method. We recognize a current tax liability or tax asset for the estimated taxes payable or refundable on tax returns for the current year. We recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. We establish valuation allowances if we believe that it is more likely than not that some or all of our deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using current enacted tax rates in effect.
We do not recognize a tax benefit unless we conclude that it is more likely than not that the benefit will be sustained on audit by the taxing authority based solely on the technical merits of the associated tax position. If the recognition threshold is met, we recognize a tax benefit measured at the largest amount of the tax benefit that, in our judgment, is greater than 50 percent likely to be realized. We recognize accrued interest and penalties related to uncertain tax positions as a component of income tax expense.
We are subject to tax in numerous domestic and foreign jurisdictions primarily based on our operations in these jurisdictions. Significant judgment is required in assessing the future tax consequences of events that have been recognized in our financial statements or tax returns. Fluctuations in the actual outcome of these future tax consequences could have a material impact on our financial position or results of operations.

Revenue Recognition
We recognize revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sale price is fixed or determinable and collectability is reasonably assured. Our revenues primarily consist of transaction and clearing fee revenues for transactions executed and/or cleared through our global electronic derivatives trading and clearing platforms and cash equities trading and revenues related to our data services fees and listing fees. We also evaluate all contracts in order to determine appropriate gross versus net revenue reporting.
Derivatives trading and clearing revenues are recognized over the period in which the services are provided, which is typically the date the transactions are executed or are cleared, except for a portion of clearing revenues related to cleared contracts which have an ongoing clearing obligation that extends beyond the execution date. The transaction and clearing fee revenues are determined on the basis of the transaction and clearing fee charged for each contract traded on the exchanges. Derivatives transaction and clearing fees are recorded net of rebates of $674 million, $563 million and $466 million for the years ended December 31, 2016, 2015 and 2014, respectively. We offer rebates in certain of our markets primarily to support market liquidity and trading volume by providing qualified participants in those markets a discount to the applicable commission rate. Such rebates are calculated based on volumes traded. The increase in the rebates is due primarily to an increase in the number of participants in the rebate programs offered on various contracts, an increase in our traded volume and an increase in the number of rebate programs.
Cash trading fee revenues are paid by organizations based on their trading activity. Fees are assessed on a per share basis for trading in equity securities. The fees are applicable to all transactions that take place on any of our equity trading venues, and the fees vary based on the size and type of trade that is consummated and trading venue. The equity trading venues earn transaction fees for customer orders of equity securities matched internally, as well as for customer orders routed to other exchanges. Cash trading fees are recognized as earned, which is generally upon execution of the trade. Cash trading fees are recorded gross of liquidity rebates and routing charges. Liquidity payments made to cash and options trading customers and routing charges made to other exchanges are included in transaction-based expenses in the consolidated statements of income.
Listings revenues consist of original listing fees paid by issuers to list the initial securities on the various cash markets, other listing fees related to other corporate actions (including stock splits, sales of additional securities and merger and acquisitions), annual listing fees paid by companies whose financial instruments are listed on the cash markets, and other services provided to our listed companies and other companies. Original listing fees are assessed primarily based on the number of shares that the issuer initially lists. Original listing fees are recognized as revenue on a straight-line basis over the estimated service periods ranging from 5 to 9 years. Other corporate action listing fees are recognized as revenue on a straight-line basis over the estimated service periods ranging from 3 to 6 years. The service periods are determined separately for each of our listing venues (Note 8). Annual listing fees are billed at the beginning of the year and are recognized on a pro rata basis over the calendar year.
Data services revenues in our derivatives markets primarily include terminal and license fees received from data vendors in exchange for the provision of real-time futures price information and market data access fees. Market data fees are charged to data vendors on a monthly basis based on the number and type of terminals they have carrying futures data. Each data vendor also pays an annual license fee, which is deferred and recognized as revenue ratably over the period of the annual license. Data services revenues also include market data access fees charged to customers that trade on the electronic platform. The market data access amount for each company is based on the number of users at each company trading on the electronic platform. Monthly trading commissions are recognized as transaction and clearing fee revenues. Any customer's market data access fees in excess of that customer's commissions on trading activity are recognized as market data access revenues.
We collect market data revenues from our cash equity and options consortium-based data products and, to a lesser extent, for New York Stock Exchange proprietary data products. Consortium-based data fees are determined by securities industry plans. Consortium-based data revenues that coordinated market data distribution generates (net of administration costs) are distributed to participating markets on the basis of the Regulation NMS formula. We collect annual license fees from vendors for the right to distribute market data to third parties and a service fee from vendors for direct connection to market data. These fees are recognized as revenue as services are rendered. We also charge customers for accessing our data services through Secure Financial Transaction Infrastructure, or SFTI, and colocation services. SFTI is a physical network infrastructure that connects our markets and other major market centers with market participants and allows those participants to receive data feeds. Data analytics includes a number of products such as forward curves, index and valuation services.
Revenue for subscription based contracts is recognized ratably over the life of the contract and revenue for usage based contracts is recognized in the month that the products/services are provided. Certain of our businesses collect fees for installation/set-up services which, if deemed a separate deliverable with standalone value, are recognized upon delivery as long as the remaining criteria for recognition of revenue have been achieved. Revenue for installation/set-up services, that do not meet the criteria for separation, is recognized ratably either over the contractual term or the expected client relationship life. Revenue for professional services is recognized as the services are provided. Revenue for hardware is recognized when installation is completed and the related services go-live.
Some contracts include multiple elements for which we determine whether the various elements meet the applicable criteria to be accounted for as separate elements and makes estimates regarding the relative fair values. Revenue for elements that cannot be separated is recognized once the revenue recognition criteria for the entire arrangement have been met or over the period that our obligation to perform is fulfilled. Consideration for elements that are deemed separable is allocated to the separate elements at the inception of the arrangement on the basis of their relative selling price and recognized based on meeting authoritative criteria to do so.
Other revenues primarily consist of various fees for services provided to our customers, including interest income on certain clearing margin deposits, regulatory penalties and fines, fees for use of our facilities, regulatory fees charged to member organizations of our U.S. securities exchanges, designated market maker service fees, exchange membership fees and agricultural grading and certification fees. These fees are recognized as revenue as services are rendered.
Activity Assessment Fees and Section 31 Fees
We pay the Securities and Exchange Commission, or SEC, fees pursuant to Section 31 of the Securities Exchange Act of 1934 for transactions executed on our U.S. equities and options exchanges. These Section 31 fees are designed to recover the costs to the government for supervising and regulating the securities markets and securities professionals. We (or the OCC on our behalf), in turn, collect activity assessment fees, which are included in transaction and clearing fees in the accompanying consolidated statements of income, from member organizations clearing or settling trades on the U.S. equities and options exchanges and recognize these amounts as revenue when invoiced. Fees received are included in cash at the time of receipt and, as required by law, the amount due to the SEC is remitted semi-annually and recorded as an accrued liability until paid. The activity assessment fees are designed so that they are equal to the Section 31 fees paid by us to the SEC. As a result, Section 31 fees do not have an impact on our net income.
Stock-Based Compensation
We currently sponsor employee and director stock option and restricted stock plans (Note 10). U.S. GAAP requires the measurement and recognition of compensation expenses for all share-based payment awards made to employees and directors, including employee stock options and restricted stock, based on estimated fair values. U.S. GAAP requires companies to estimate the fair value of stock option awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as stock-based compensation expense over the requisite service period in our consolidated financial statements.
We use the Black-Scholes option pricing model for purposes of valuing stock option awards. Our determination of fair value of stock option awards on the date of grant using the Black-Scholes option pricing model is affected by our stock price as well as assumptions regarding a number of subjective variables. These variables include interest rates, our expected dividend yield, our expected share price volatility over the term of the awards and actual and projected employee stock option exercise behavior.
Stock Split
On November 3, 2016, a 5-for-1 split of our common stock was effected in the form of a four share stock dividend per share of common stock to shareholders of record as of the close of market on October 27, 2016. The new shares began trading on a split-adjusted basis on November 4, 2016. All share and earnings per share information has been retroactively adjusted to reflect the stock split. We retired all of our outstanding treasury shares effective October 27, 2016, the record date.
Treasury Stock
We record treasury stock activities under the cost method whereby the cost of the acquired stock is recorded as treasury stock (Note 10). We retired all of our outstanding treasury shares effective October 27, 2016, the record date of the stock split mentioned above. Our accounting policy upon the formal retirement of treasury stock is to deduct the par value from common stock and to reflect any excess of cost over par value as a deduction from additional paid-in capital (to the extent created by previous issuances of the shares) and retained earnings.
Credit Risk and Significant Customers
Our clearing houses have credit risk for maintaining certain of the clearing member cash deposits at various financial institutions (Note 12). Cash deposit accounts are established at larger money center banks and structured to restrict the rights of offset or liens by the banks. Our clearing houses monitor the cash deposits and mitigate credit risk by keeping such deposits in several financial institutions, ensuring that its overall credit risk exposure to any individual financial institution remains within acceptable concentration limits, and by ensuring that the financial institutions have high investment grade ratings. We also limit our risk of loss by holding the majority of the cash deposits in high quality short-term sovereign debt reverse repurchase agreements with several different counterparty banks or direct investments in short-term high quality sovereign and supranational debt issues. While we seek to achieve a reasonable rate of return which may generate interest income for our clearing members, we are primarily concerned with preservation of capital and managing the risks associated with these deposits. As the clearing houses may pass on interest revenues, minus costs, to the members, this could include negative or reduced yield due to market conditions.
When engaging in reverse repurchase agreements, our clearing houses take delivery of the underlying securities in custody accounts under clearing house control. Additionally, the securities purchased subject to reverse repurchase have a market value greater than the reverse repurchase amount. The typical haircut received for high quality sovereign debt is 2% of the reverse repurchase amount. Thus, in the event that a reverse repurchase counterparty defaults on its obligation to repurchase the underlying reverse repurchase securities, our clearing house will have possession of securities with a value potentially greater than the reverse repurchase counterparty’s obligation to the clearing house.
ICE Clear Credit has been designated as a systemically important financial market utility by the Financial Stability Oversight Council and has been authorized to establish and maintain a cash account at the Federal Reserve Bank of Chicago. Such account was opened on July 30, 2015 and it is intended to decrease ICE Clear Credit's custodial, liquidity and operational risk as compared to alternative custodial and investment arrangements.
Our futures businesses have minimal credit risk as all of their transaction revenues are currently cleared through our clearing houses. Our accounts receivable related to market data revenues, cash trading, listing revenues, technology revenues, CDS transaction revenues and bilateral over-the-counter energy transaction revenues subjects us to credit risk, as we do not require these customers to post collateral. We limit our risk of loss by terminating access to trade to entities with delinquent accounts. The concentration of risk on accounts receivable is also mitigated by the large number of entities comprising our customer base.
Our accounts receivable are stated at cost. Excluding clearing members, there were no individual accounts receivable balances greater than 10% of total consolidated accounts receivable as of December 31, 2016 or December 31, 2015. No single customer accounted for more than 10% of total consolidated revenues during any of the years ended December 31, 2016, 2015 or 2014.
Leases
We expense rent from non-cancellable operating leases, net of sublease income, on a straight-line basis based on future minimum lease payments. The net costs are included in rent and occupancy expenses and technology and communication expenses in the accompanying consolidated statements of income (Note 13).
Acquisition-Related Transaction and Integration Costs
We incurred incremental direct acquisition-related transaction costs relating to various completed and potential acquisitions and other strategic opportunities to strengthen our competitive position and support growth. The acquisition-related transaction costs include fees for investment banking advisors, lawyers, accountants, tax advisors and public relations firms, deal-related bonuses to certain of our employees, as well as costs associated with credit facilities and other external costs directly related to the proposed or closed transactions. We also incurred integration costs during the years ended December 31, 2016, 2015 and 2014 relating to our integration of NYSE and during the year ended December 31, 2016 relating to our integration of Interactive Data. Integration costs primarily related to employee termination costs, costs incurred relating to the IPO and sale of Euronext in Europe and the sale of NYSE Technologies, deal related bonuses, lease termination costs and professional services costs incurred relating to the integrations.
The acquisition-related transaction and integration costs incurred during the year ended December 31, 2016 primarily relate to the integration costs incurred for our Interactive Data and NYSE integrations, legal and professional fees related to the Trayport CMA review, our investment in MERS, our acquisition of Securities Evaluations and Credit Market Analysis, and various other potential and discontinued acquisitions. As of December 31, 2016, the integration of NYSE has been completed. The acquisition-related transaction and integration costs incurred during the year ended December 31, 2015 primarily relate to the integration costs incurred for our NYSE integration and the acquisition-related transaction costs related to our Interactive Data and Trayport acquisitions. The acquisition-related transaction and integration costs incurred during the year ended December 31, 2014 primarily relate to the acquisition and integration costs incurred for NYSE and the acquisition-related transaction costs related to our SuperDerivatives, ICE Futures Singapore, ICE Clear Netherlands and True Office acquisitions. See Note 3 for additional information on our acquisitions.
Fair Value of Financial Instruments
We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (Note 15). Fair value is the price that would be received from selling an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Our financial instruments consist primarily of cash and cash equivalents, short-term and long-term restricted cash and investments, short-term and long-term investments, customer accounts receivable, margin deposits and guaranty funds, short-term and long-term debt and other short-term assets and liabilities.
Foreign Currency Translation Adjustments and Foreign Currency Transaction Gains and Losses
Our functional and reporting currency is the U.S. dollar. We have foreign currency translation risk equal to our net investment in certain U.K., continental European, Asian and Canadian subsidiaries. The revenues, expenses and financial results of these subsidiaries are recorded in the functional currency of the countries that these subsidiaries are located in, which are primarily pounds sterling and euros. The financial statements of these subsidiaries are translated into U.S. dollars using a current rate of exchange, with gains or losses, net of tax as applicable, included in the cumulative translation adjustment account, a component of equity. As of December 31, 2016 and 2015, the portion of our equity attributable to accumulated other comprehensive loss from foreign currency translation adjustments was $345 million and $45 million, respectively.
We have foreign currency transaction gains and losses related to the settlement of foreign currency denominated assets, liabilities and payables that occur through our operations, which are received in or paid in pounds sterling or euros. The transaction gain and losses are due to the increase or decrease in the foreign currency exchange rates between periods. Forward contracts on foreign currencies are entered into to manage the foreign currency exchange rate risk. Gains and losses from foreign currency transactions are included in other income (expense) in the accompanying consolidated statements of income and resulted in net losses of $1 million, $14 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Earnings Per Common Share
Basic earnings per common share is calculated using the weighted average common shares outstanding during the year. Common equivalent shares from stock options and restricted stock awards, using the treasury stock method, are included in the diluted per share calculations unless the effect of inclusion would be antidilutive (Note 19).
Recently Adopted and New Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), or ASU 606. ASU 606 provides guidance outlining a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers that supersedes most current revenue recognition guidance. This guidance requires us to recognize revenue when we transfer promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The original effective date of the guidance would have required us to adopt at the beginning of our first quarter of fiscal 2017; however, the FASB approved an optional one-year deferral of the effective date. Additionally, the new guidance requires enhanced disclosures, including revenue recognition policies to identify performance obligations to customers and significant judgments in measurement and recognition. The new guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption. We are currently evaluating the overall impact this guidance will have on our consolidated financial statements, as well as the method of adoption. Based on our preliminary assessment, we expect that the adoption may accelerate the timing of recognition of original and supplemental listing fees related to our NYSE businesses, which are currently deferred over a pre-defined customer life of five or nine years. We are continuing our assessment, which may identify other impacts of the adoption of ASU 606.
In April 2015, the FASB issued Accounting Standards Update No. 2015-03, Simplifying the Presentation of Debt Issuance Costs, or ASU 2015-03. This standard amends the existing guidance to require that debt issuance costs be presented in the balance sheet as a deduction from the carrying amount of the related debt liability instead of as a deferred asset. The amortization of the debt issuance costs will continue to be expensed as interest expense over the term of the related debt. ASU 2015-03 will be effective on a retrospective basis for annual reporting periods beginning after December 15, 2015, but early adoption is permitted. We decided to early adopt ASU 2015-03 on a retrospective basis for the annual period ended December 31, 2015 and the adoption did not have a material effect on our consolidated financial statements. See Note 9 for disclosure and related impact to the consolidated financial statements under this new guidance.
In November 2015, the FASB issued Accounting Standards Update, Balance Sheet Classification of Deferred Taxes, or ASU 2015-17. ASU 2015-17 is part of the FASB’s simplification initiative aimed at reducing complexity in accounting standards. This new standard requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as non-current on the balance sheet. ASU 2015-17 was required to be effective on a retrospective basis for annual reporting periods beginning after December 15, 2016, but early adoption is permitted. We decided to early adopt ASU 2015-17 on a retrospective basis for the annual period ended December 31, 2015 and the adoption did not have a material effect on our consolidated financial statements. See Note 11 for deferred taxes disclosure and related impact to the consolidated financial statements under this new guidance.
In January 2016, the FASB issued Accounting Standards Update No. 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, or ASU 2016-01. ASU 2016-01 provides updated guidance for the recognition, measurement, presentation, and disclosure of certain financial assets and liabilities, including the requirement that equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) are to be measured at fair value with changes in fair value recognized in net income. ASU 2016-01 is effective for annual and interim reporting periods beginning after December 15, 2017. On the adoption of ASU 2016-01, changes in the fair value of our equity investment in Cetip will no longer be reflected in accumulated other comprehensive income but will be recognized in net income. As of December 31, 2016, our investment in Cetip included an accumulated unrealized gain of $108 million (Note 5). During the year ended December 31, 2016, the change in the fair value of the Cetip investment was an increase of $134 million. Once adopted, such fair value changes will be reported as other income (expense) under ASU 2016-01. We are currently evaluating this guidance to determine any additional potential impact on our consolidated financial statements upon adoption.
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases, or ASU 2016-02. ASU 2016-02 requires an entity to recognize both assets and liabilities arising from financing and operating leases, along with additional qualitative and quantitative disclosures. A lessee should recognize in its balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. In transition, lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. ASU 2016-02 is effective for annual and interim reporting periods beginning after December 15, 2018, with early adoption permitted. We are currently evaluating this guidance to determine the potential impact on our consolidated financial statements and whether we will adopt this guidance early.
In March 2016, the FASB issued Accounting Standards Update No. 2016-09, Stock Compensation (Topic 718) - Improvements to Employee Share-Based Payment Accounting, or ASU 2016-09. ASU 2016-09 provides updated guidance for the recognition, measurement, presentation, and disclosure of certain components of stock compensation. The guidance includes the recognition of all excess tax benefits/deficiencies in the statement of income and classification as operating activities within the statement of cash flows, as well as the option to account for forfeitures based on awards expected to vest or as they occur. ASU 2016-09 is effective for annual and interim reporting periods beginning after December 15, 2017, with early adoption permitted. We elected to early adopt ASU 2016-09 in the first quarter of 2016 on a prospective basis. As a result, for the year ended December 31, 2016, we recorded $15 million in excess tax benefits within our consolidated statement of income. No other terms of the adopted guidance resulted in any significant impact on our consolidated financial statements.
In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows: Restricted Cash, or ASU 2016-18, that will require entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. This reconciliation can be presented either on the face of the statement of cash flows or in the notes to the financial statements. Entities will also have to disclose the nature of their restricted cash and restricted cash equivalent balances. ASU 2016-18 becomes effective for us in fiscal years beginning after December 15, 2017, and interim periods within those years, with early adoption permitted. Early adoption in an interim period is permitted, but any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. We will be required to apply the guidance retrospectively when adopted, and provide the relevant disclosures in the first interim and annual periods in which we adopt the guidance. We have not yet determined if we will adopt ASU 2016-18 early, but do expect to be impacted by the new presentation and disclosure requirements required by ASU 2016-18 due to our restricted and unrestricted cash balances.